Accounts Payable and Accrued Expenses	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Accounts Payable and Accrued Expenses

NOTE 4 - ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses consist of the following at:

	December 31, 2020	December 31, 2019

Accounting	$36,161	$36,161
Research and development	393,496	650,584
Legal	-	15,273
Other	141,860	163,029

Total	$571,517	$865,047

On October 1, 2019, the Company entered into an agreement with a consultant for toxicology studies. The consultant quoted a commitment of approximately $988,000 as an estimate for the study. 50% of the total price was paid upon the signing of the agreement, 35% of the total price is to be paid upon completion of the in-life study, and the remaining 15% of the total price is to be paid upon the issuance of the report. If the Company cancels the study the Company will be required to pay a cancelation fee. If the cancelation happens prior to the arrival of the test animals then the Company will need to pay between 20% and 50% of the animal fees depending on when the cancellation happens. If the cancellation occurs after the animals arrive but before the study begins then the Company will be responsible for paying 50% of the protocol price plus a fee of $7,000 per room/week for animal husbandry until the animals can be relocated or disposed of. If the Company cancels the study after it has begun then the Company will need to pay any fees for procured items for the study and any nonrecoverable expenses incurred by the consultant. As of December 31, 2020 and December 31, 2019, the Company has paid $174,106 and $0 and there is a balance of $319,799 and $493,905 due, respectively.

On February 13, 2020, the Company issued 187,497 options to the Company’s CFO to settle $93,950 in accrued compensations. The difference between the fair value of the options and the liability settled of $163,036 was charged to stock compensation expense during the year ended December 31, 2020. The options are fully vested on issuance, have an exercise price of $1.75, and expire in 10 years from issuance.